Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2015
Entity Registrant Name	dei_EntityRegistrantName	TIFF INVESTMENT PROGRAM
Entity Central Index Key	dei_EntityCentralIndexKey	0000916622
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 23, 2015
Document Effective Date	dei_DocumentEffectiveDate	Sep. 23, 2015
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015